Equity Instruments (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 12, 2024	Apr. 10, 2024	Jan. 31, 2024	Sep. 29, 2021	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 27, 2025	Feb. 24, 2025	Aug. 12, 2024	Aug. 11, 2024	Jul. 01, 2024	Jun. 10, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 29, 2023	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 02, 2020
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000		500,000,000								500,000,000
Common stock, par value							$ 0.00001		$ 0.00001	$ 0.00001					$ 0.00001		$ 0.00001
Preferred stock, shares issued							10,000,000		10,000,000
Preferred stock, par value							$ 0.00001		$ 0.00001
Common stock, shares outstanding							14,067,416		12,993,962								492,223
Shares of common stock reserved							191,172		437,743								147,019
Warrants exercise price per share				$ 6,037.50														$ 16,429
Issuance of shares, value						$ 2,522,000		$ 2,522,000
Gross proceeds								$ 10,675,000
Common stock, shares issued							14,067,416		12,993,962								492,223
Number of warrants							36,892,000		366,946								97,042
Fair value of private placement									$ 2,166,874,000								$ 11,835,000
Eligible Velo3D Equityholders [Member]
Class of Stock [Line Items]
Warrants term							5 years		5 years
Earnout shares received, description									(i) 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $6,562.50 for 20 or more trading days in any 30 trading-day period, and (ii) an additional 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $7,875.00 for 20 or more trading days in any 30 trading-day period
Eligible Velo3D Equityholders [Member] | JAWS Spitfire Acquisition Corporation [Member]
Class of Stock [Line Items]
Business acquistion shares				20,722
Earnout liabilities									$ 120,800,000
Eligible Velo3D Equityholders [Member] | JAWS Spitfire Acquisition Corporation [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Business acquistion shares									20,722
Eligible Velo3D Equityholders [Member] | Maximum [Member] | JAWS Spitfire Acquisition Corporation [Member]
Class of Stock [Line Items]
Business acquistion shares				41,444					41,444
A 2022 Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share									$ 1,344.00
Number of warrants									134
A 2023 Private Warrant A [Member]
Class of Stock [Line Items]
Warrants exercise price per share																		$ 299.25
Number of warrants																		68,573
A 2023 Private Warrant B [Member]
Class of Stock [Line Items]
Warrants exercise price per share																		$ 325.50
Number of warrants									3,429									3,429
Warrant expiry date									Dec. 29, 2028
BEPO Warrants [Member]
Class of Stock [Line Items]
Class of warrant							65,307
Warrants exercise price per share							$ 183.75		$ 183.75
Number of warrants							5,157,000		65,307
Fair Value on Issue Date per warrant (in dollars per warrant)									$ 138.15
Fair value of private placement									$ 377,750,000
Warrant expiry date							Apr. 12, 2029		Apr. 12, 2029
BEPO Agent Warrants [Member]
Class of Stock [Line Items]
Class of warrant							3,266
Warrants exercise price per share							$ 202.13		$ 202.13
Number of warrants							3,266,000		3,266
Fair Value on Issue Date per warrant (in dollars per warrant)									$ 136.65
Fair value of private placement									$ 18,477,000
Warrant expiry date							Apr. 12, 2029		Apr. 12, 2029
Bepo Agent Warrant A [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 202.125
2024 Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrant							41,808
Warrants exercise price per share							$ 239.22
2024 Private Placement Warrants [Member] | Letter Agreement [Member]
Class of Stock [Line Items]
Class of warrant							41,808
Warrants exercise price per share							$ 199.35
July 2024 Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrant														110,000
Warrants exercise price per share														$ 37.50
Warrants term														5 years
Warrant Inducement Agreement [Member]
Class of Stock [Line Items]
Warrants exercise price per share												$ 34.20	$ 296.70
Number of warrants												49,524
New Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share												$ 34.20
Number of warrants												99,048
Warrant [Member]
Class of Stock [Line Items]
Number of warrants									366,946
Warrant To Purchase Common Stock [Member]
Class of Stock [Line Items]
Number of warrants							36,892		366,946								97,042
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share																							$ 6,037.50
Number of warrants									8,477														8,477
Fair Value on Issue Date per warrant (in dollars per warrant)																							$ 30.00
Rdo Warrant A [Member]
Class of Stock [Line Items]
Number of warrants																		68,571
Public Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 6,037.50		$ 6,037.50								$ 6,037.50	$ 5,250.00					6,037.50
Number of warrants							16,429,000		16,429								16,429	65,715
Fair Value on Issue Date per warrant (in dollars per warrant)									$ 1,732.50								$ 1,732.50
Warrants term																		5 years
Fair value of private placement																	$ 258,000
Warrant expiry date							Sep. 29, 2026		Sep. 29, 2026								Sep. 29, 2026
Private Placement Common Stock Warrant [Member]
Class of Stock [Line Items]
Warrants term									0 years								2 years 9 months
Fair value of private placement									$ 0
Share price									$ 0.00
2022 Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 1,344.00		$ 1,344.00								$ 1,344.00						$ 1,344.00
Number of warrants							134,000		134								134
Fair Value on Issue Date per warrant (in dollars per warrant)									$ 1,275.75								$ 1,275.75
Fair value of private placement									$ 1,102,000								$ 23,000
Warrant expiry date							Jul. 24, 2034		Jul. 24, 2034								Jul. 24, 2034
Two Thousand Twenty Three Private Placement Warrant A [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 299.25
Two Thousand Twenty Three Private Placement Warrant B [Member]
Class of Stock [Line Items]
Warrants exercise price per share							$ 326.25
Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrants term							0 years		0 years
Fair value of private placement							$ 0		$ 0
Share price							$ 0.00		$ 0.00
2024 Private Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price per share									$ 199.35
Number of warrants									41,808
Fair Value on Issue Date per warrant (in dollars per warrant)									$ 151.20
Warrants term							0 years		4 months 13 days
Fair value of private placement									$ 2,007,000
Fair value of private placement							$ 0		$ 2,007
Warrant expiry date							May 16, 2025		May 16, 2025
Public Warrant [Member]
Class of Stock [Line Items]
Issuance of shares				16,429
Private Placement Warrants [Member]
Class of Stock [Line Items]
Issuance of shares				8,477
ATM Sales Agreement [Member]
Class of Stock [Line Items]
Shares of common stock reserved							38,096		38,095
Issuance of shares, value					$ 40,000,000.0
Gross proceeds			$ 75,000,000
Common stock, shares issued							0		0
2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares of common stock reserved									46,456							24,612						81,460
2021 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Shares of common stock reserved									18,958							4,917			3,573	3,491	6,978
April 2024 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares of common stock reserved		65,307
Class of warrant		65,307
Warrants exercise price per share		$ 183.75
Gross proceeds	$ 12,000,000
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Warrants exercise price per share		$ 202.125
Placement agency cash fee percentage		7.00%
Placement agency agreement, certain expenses, reimbursed amount		$ 150,000
Placement agency agreement percentage		5.00%
Issuance of shares		3,266
Placement agency warrants percentage		110.00%
February Two Thousand And Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of warrants											990,159
February Two Thousand And Twenty Five Securities Purchase Agreement [Member] | April 2024 Registered Warrants [Member] | Highbridge Holders and Anson Holders [Member]
Class of Stock [Line Items]
Number of warrants											60,150
February Two Thousand And Twenty Five Securities Purchase Agreement [Member] | August 2024 Registered Warrants [Member]
Class of Stock [Line Items]
Number of warrants											99,048
February Two Thousand And Twenty Five Securities Purchase Agreement [Member] | April and July 2024 Unregistered Warrants [Member] | High Trail Holders [Member]
Class of Stock [Line Items]
Number of warrants											151,808
February Two Thousand And Twenty Five Securities Purchase Agreement [Member] | December 2023 Registered Warrants [Member] | High Trail Holders [Member]
Class of Stock [Line Items]
Number of warrants											19,048